Operating Segments	6 Months Ended
Jun. 30, 2023
Operating Segments [abstract]
Operating segments

Note 3. Operating segments

The company operates in one segment. Management does not segregate its business for internal reporting. The company’s chief operating decision maker (“CODM”) evaluates the performance of its business based on financial data consistent with the presentation in the accompanying financial statements. The company concluded that its unified business is conducted globally and accordingly represents one operating segment.